MAINSTAY MACKAY MUNICIPAL INCOME OPPORTUNITIES FUND

51 Madison Avenue

New York, New York 10010

February 5, 2024

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay MacKay Municipal Income Opportunities Fund (the “Fund”)
(SEC File No. 811-23905)

Dear Sir or Madam:

Transmitted herewith is a copy of Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended (the “Registration Statement”). This filing is being made for the purposes of (i) responding to comments of the staff of the U.S. Securities and Exchange Commission to the Registration Statement; (ii) completing items required to be included in the Registration Statement; (iii) filing required exhibits; and (iv) making certain non-material changes to the Registration Statement.

Please note that the Fund intends to file one or more pre-effective amendments to its Registration Statement in order to add any additional disclosure or exhibits that may be necessary or required in order to complete the Registration Statement and to respond to comments from the SEC staff regarding the Registration Statement.

Please direct any comments or questions concerning the filing to Brian J. McGrady at 201-744-3598.

Very truly yours,

/s/ Brian J. McGrady

Brian J. McGrady

Assistant Secretary